FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 849	$ 1,039
Financial liabilities	5,623	5,537
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5,150	5,155
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	473	382
Carrying amount | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	382	571
Carrying amount | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	414	428
Carrying amount | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	53	40
Estimated fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	849	1,039
Financial liabilities	7,401	7,670
Estimated fair value | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6,928	7,288
Estimated fair value | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	473	382
Estimated fair value | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	382	571
Estimated fair value | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	414	428
Estimated fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 53	$ 40